Land use rights, net (Schedule Of Land Use Right) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Gross carrying amount	¥ 183,528		¥ 124,883
Less: accumulated amortization	(101,348)		(80,150)
Land use right, net	74,685	$ 10,862	¥ 37,481
Land use right [Member]
Gross carrying amount	1,924,563
Less: accumulated amortization	(139,924)
Land use right, net	¥ 1,784,639